ADVANCED SERIES TRUST

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102-4077

February 12, 2013

VIA EDGAR SUBMISSION

Ms. Allison White

Office of Insurance Products

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Advanced Series Trust
AST First Trust Capital Appreciation Target Portfolio
Preliminary Proxy Statement Filed February 1, 2013
Registration No’s. 33-24962, 811-5186

Dear Ms. White:

We filed through EDGAR on February 1, 2013 on behalf of the AST First Trust Capital Appreciation Target Portfolio (the “Portfolio”) of Advanced Series Trust (the “Registrant”) a preliminary proxy statement on Schedule 14A in connection with a special meeting of the Portfolio’s shareholders to be held on March 22, 2013.

This letter is intended to respond to the Commission Staff’s comments that you conveyed by telephone on Monday February 11, 2013 with respect to the preliminary proxy statement. For your convenience, a summary of the Staff’s comments is included herein and the Registrant’s responses are keyed accordingly, as set forth below.

1.	Comment

In the proxy statement, please include the table of 5% shareholders of the Portfolio as required under Item 6(d) of Schedule 14A.

Response

New Exhibit “C” has been added to the back of the proxy statement, which includes the required table.

2.	Comment

Please confirm that, if the proposals outlined in the proxy statement are approved by shareholders and the Portfolio adopts a new name, that we will obtain the requisite EDGAR new series and class ID data.

Response

Confirmed. We will obtain the required EDGAR series and class IDs if shareholders approve the proposals and the Portfolio changes its name.

3.	Comment

Confirm that the final proxy statement which is printed and mailed to shareholders will utilize a legible font size, which would be at least 8 point size, since the preliminary proxy statement filed on EDGAR appeared to utilize a smaller font size.

Response

Confirmed. We will ensure that the printed proxy statements which are published and mailed to shareholders will utilize at least 8 point or larger font size for all non-tabular text and data.

4.	Comment

In the response to Question #5, please provide a plain English explanation for what is meant by an “overlay sleeve.” Also, please explain why the table of current and proposed investment strategies which appears in the response is repeated in several other places in the proxy statement?

Response

An appropriate explanation of the “overlay sleeve” has been included in the response to Question #5. The comparative table of current and proposed investment strategies appears or is repeated in several instances in the proxy statement for the convenience and ease of the reader, in order to avoid the need to refer back to the table when reading subsequent sections of the proxy statement.

5.	Comment

In Question #6, and in several instances in the proxy statement, there is disclosure which states that if shareholders approve the proposed subadviser changes, then the Manager will contractually waive a portion of its management fee, resulting in lower Portfolio expenses. Please include the appropriate tabular disclosure concerning the expense reduction, as required under Item 22(c)(9) of Schedule 14A.

Response

After further consideration, we have concluded that Schedule 14A and Item 22 do not require tabular disclosure as requested by the Staff. In particular, since shareholders are not being asked to approve a change in the management fee rate, we do not believe that the disclosure requirements of Item 22 are triggered. In addition, after due consideration, we believe that adding the requested tabular disclosure would not be helpful to shareholders in considering whether or not to approve the proposed new subadvisory arrangements.

6.	Comment

On page 4 of the proxy statement, please remove the disclosure pertaining to the proposed voluntary subadvisory fee waiver to be entered into by QMA if shareholders approve the proposals, since this discussion is unrelated to any change in the management fee or other Portfolio expenses.

Response

The discussion has been removed.

7.	Comment

Please confirm that the proxy statement will not be distributed to shareholders using e-delivery, since e-delivery is not an available option for this type of proxy statement.

Response

Confirmed. The proxy statement will be delivered to shareholders using traditional print and mailing.

8.	Comment

At the bottom of page 4, please remove from the footnote the bracketed language and the brackets, since it does not seem that this information was intended to appear in the proxy statement.

Response

The brackets and the language in the brackets has been removed.

9.	Comment

In Exhibit C, which lists comparable funds or portfolios managed by the Manager, please disclose whether there are any fee waivers in place for any of the comparable funds that are listed.

Response

Exhibit C has been revised to disclose that, with respect to the comparable funds that are listed, there are no fee waivers or similar arrangements in effect.

We are also filing in accordance with Rule 14a-6 under the Securities Exchange Act of 1934 definitive proxy materials in connection with the special meeting of shareholders scheduled for March 22, 2013. These materials include the Notice of Meeting, the proxy statement and the voting instruction card.

Tandy Representations

In connection with the Commission Staff’s review of the proxy materials, the Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the Staff:

a)	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

b)	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

c)	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance, please contact me at 973-802-6469. Thank you for your assistance in this matter.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Vice President & Corporate Counsel
Prudential Investments LLC